Convertible Debentures (Tables)	9 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Convertible Debentures

$
Balance, June 30, 2021	327,931
Interest paid	(25,667)
Accretion	33,171
Accrued interest	22,457
Debt repurchased	(163,165)
Realized loss on debt repurchased	19,353
Unrealized loss on foreign exchange	12,424
Balance, June 30, 2022	226,504
Current portion	(26,854)
Long-term portion	199,650

Balance, June 30, 2022	226,504
Interest paid	(13,305)
Accretion	16,123
Accrued interest	8,956
Debt repurchased	(128,706)
Realized loss on debt repurchased	10,874
Unrealized loss on foreign exchange	12,125
Balance, March 31, 2023	132,571
Current portion	(132,571)
Long-term portion	—
Total loans and borrowings principal repayments as at March 31, 2023 are as follows:

$
Next 12 months	9,571
Over 1 year to 3 years	2,636
Over 3 years to 5 years	6,758
Over 5 years	26,769
Total long-term debt repayments	45,734